TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Uncertain tax positions, beginning of year	$ 37,965	$ 43,435
Increases in tax positions for prior years	4,757
Decreases in tax positions for prior years		(3,147)
Increases in tax positions for current year	3,563	6,046
Settlements	(11,864)	(7,125)
Expiry of the statute of limitations	(1,263)	(1,244)
Uncertain tax positions, end of year	$ 33,158	$ 37,965